ACQUISITION LIABILITY	3 Months Ended	12 Months Ended
	May 31, 2020	Feb. 29, 2020
ACQUISITION LIABILITY
NOTE 12. ACQUISITION LIABILITY

In accordance with the initial acquisition agreement dated on December 18, 2019 and the first amended acquisition agreement (“Amendment No. 1”) dated December 28, 2019, which were entered by the Company, the WOFE, and Butterfly Effect Media and each of Butterfly Effect Media’s equity holders (“Equity Holders”), China VTV Limited and its subsidiaries agreed to pay a total of RMB 288,000,000 (the “Cash Consideration”) to the Equity Holders pro rata with the their equity percentage over a period as set forth in the Amendment NO. 1. Per the Amendment No. 1, the Company agreed to pay the Equity Holders at least RMB 45 million (approximately $6.39 million) pro rata from the proceeds of its first public or private offering of its shares after the Acquisition, make payments to the Equity Holders pro rata of an additional RMB 99 million (approximately $14.07 million) by December 31, 2020, and a further payment of RMB 144 million (approximately $20.46 million) on or before December 31, 2021. In accordance with Amendment No. 1, after the Company makes the cash payments of at least RMB 144 million (approximately $20.46 million), which is a half of the total Cash Consideration, to the Equity Holders, the Company may choose to pay the half of the remaining Cash Consideration, equivalent to RMB 72 million (approximately $10.23 million), in the form of its common stock at a price of $2.00 per share to the Equity Holders as opposed to making such cash payment in the amount of RMB 72 million.

The total Cash Consideration is RMB 288 million. The above arrangements allow the Company to settle RMB 72 million by the Company’s common stock, if certain specified conditions are met.

The Company recognized the RMB 288 million as acquisition liability as of the acquisition date. As it is the Company’s decision to settle the remaining RMB 72 million either by cash or by shares of its common stock, the settlement by shares is not an obligation for the Company when this is not beneficial to the Company. Therefore, the settlement by shares of the Company is not considered as a contingent liability at the acquisition date.

The total fair value of the considerations was determined to be $36,931,000 (RMB 288 million), which has been fully recognized as a liability, as a result of the business acquisition.

	As of
	February 29, 2020	February 28, 2019
Advance received	$4,293,000	$-
Other	38,023	-
Total	$4,331,023	$-